Shareholders’ Equity (Deficit) (Details Narrative)																						1 Months Ended									3 Months Ended							9 Months Ended			12 Months Ended
	Apr. 30, 2025 USD ($) $ / shares shares	Mar. 02, 2025 $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Nov. 14, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 01, 2023 USD ($) Instrument shares	Sep. 30, 2023 USD ($) $ / shares shares	Aug. 14, 2023 USD ($) $ / shares shares	Jul. 20, 2023 USD ($) $ / shares shares	Jun. 22, 2023 USD ($) $ / shares shares	Apr. 28, 2023 USD ($) $ / shares shares	Apr. 05, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 29, 2022 USD ($) $ / shares shares	Nov. 30, 2022 USD ($) $ / shares shares	Nov. 03, 2022 USD ($)	Nov. 01, 2022 $ / shares shares	Oct. 25, 2022 USD ($) $ / shares shares	Apr. 28, 2022 USD ($) $ / shares	Aug. 31, 2025 USD ($)	Apr. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) shares	Jan. 31, 2024 USD ($)	Aug. 31, 2023	Mar. 31, 2023 USD ($) shares	Nov. 30, 2022 $ / shares shares	May 31, 2022 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 16, 2025	Nov. 07, 2024 shares	Aug. 17, 2023 $ / shares	Sep. 30, 2022 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized							45,122,321,523																								330,854,276,210							330,854,276,210			245,035,791,523	45,122,321,523			199,913,470,000
Advance for prefunded warrants | $																																						$ 330,000
Aggregate gross proceeds | $																																						$ 5,879,000	$ 8,687,000		$ 11,815,000	$ 7,016,000
Common stock par value | $ / shares							$ 0.0001																								$ 0.0001	$ 0.0001						$ 0.0001			$ 0.0001	$ 0.0001				$ 0.0001
Issuance of common stock | $																																$ 4,404,000	$ 2,242,000		$ 6,951,000	$ 1,664,000					$ 11,467,000	$ 6,961,000
Change in fair value of warrant liability | $																						$ 1,900,000			$ 82,100
Common stock, shares issued							13,234,315,298																								65,229,461,523							65,229,461,523			53,186,919,523	13,234,315,298
Expected volatility																																						94.10%	83.00%		83.00%	99.20%
Risk-free rate																																						4.00%	3.90%		3.90%	3.80%
Expected term																																						5 years 8 months 12 days	5 years		5 years	6 years
Change in fair value | $																															$ (100,000)							$ (100,000)
Loss on extinguishment of debt | $																															$ (967,000)							$ (967,000)
Class of warrant or right, outstanding, shares							2,168,610																								26,538,041							26,538,041			10,307,636	2,168,610
Common stock value, purchase price | $							$ 1,324,000																								$ 6,523,000							$ 6,523,000			$ 5,319,000	$ 1,324,000
Peak Bio, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized							60,000,000																											60,000,000					60,000,000			60,000,000	60,000,000
Purchase of warrants																																															46,754
Aggregate gross proceeds | $																																								$ 105,317		$ 105,317	$ 5,177,163
Common stock par value | $ / shares							$ 0.0001																											$ 0.0001					$ 0.0001			$ 0.0001	$ 0.0001
Shares issued, price per share | $ / shares																				$ 10.115
Issuance of common stock | $																																											$ 1,152,163
Change in fair value of warrant liability | $																																								$ (2,030,182)		$ (2,100,123)	$ 75,000
Common stock, shares issued							23,124,888																											23,124,888					23,124,888			23,124,888	21,713,248
Escrow deposit | $																				$ 4,551,750
Stock repurchased during period, shares																375,939
Share price | $ / shares									$ 0.01							$ 10.115				$ 13.05																	$ 0.01			$ 0.01
Repurchase and retirement of share under Forward Share Purchase Agreement, shares																375,939
Escrow deposit disbursements related to property acquisition | $																$ 4,551,750
Fair value of derivative liability | $																				$ 68,110
Expected volatility																				28.10%																			95.00%	79.30%		79.30%	75.10%
Risk-free rate																				4.00%																			3.47%	4.66%		4.66%	1.81%
Expected term																				1 month 28 days																			5 years 3 months 18 days	1 year		1 year	7 years
Common stock shares forfeiture | $																																											$ 68,110
Change in fair value of derivative liability forward purchase agreement | $																																										$ 0	0
Common stock shares forfeiture														1,930,501
Loss on extinguishment of debt | $														$ 13,000																										$ (1,014,368)		$ (15,490)	(467,073)
Accelerated purchase price discount																											20.00%
Accelerated purchase notice limit percentage																											200.00%
Warrant redemption price per share | $ / shares							$ 0.01																											$ 0.01					$ 0.01			$ 0.01
Last sale price of common stock | $ / shares							$ 18.00																											$ 18.00					$ 18.00			$ 18.00
Common stock value, purchase price | $							$ 2,312																											$ 2,312					$ 2,312			$ 2,312	1,978
Stock price | $ / shares							$ 0.08																											$ 0.08					$ 0.08			$ 0.08
Peak Bio, Inc. [Member] | Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Escrow deposit disbursements related to property acquisition | $																749,127
Peak Bio, Inc. [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Escrow deposit disbursements related to property acquisition | $																$ 3,802,623
Peak Bio, Inc. [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of investor's right to sell shares of common stock, shares																				450,000
Peak Bio, Inc. [Member] | Bridge Loan Pipe Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate gross proceeds | $																	$ 500,000
Total Proceeds from warrant | $																	$ 3,525,000
Common stock, shares issued																	50,000												50,000
Peak Bio, Inc. [Member] | Key Company Stockholder Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																1,930,501
Share price | $ / shares																					$ 10
Expected volatility																					94.50%
Risk-free rate																					4.60%
Share price per units | $ / shares																					$ 10.00
Number of business days to repurchase shares from the closing of the business combination																					180 days
Aggregate amount | $																					$ 10,000,000
Derivative liability, net | $																					$ 12,000
Discounted																					0.50%
Purchase price, per share | $ / shares																$ 5.18
Principal amount | $																$ 10,000,000.0
Key company stockholder forward purchase asset | $																$ 13,000																											13,000
Change in fair value | $																																											$ 25,000
Letter agreement for conversion | $														$ 2,031,034
Subscription agreement to exchange | $													$ 1,130,775
Convertible note warrants | $													$ 1,884,625
Peak Bio, Inc. [Member] | White Lion Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																	50,200											50,200
Aggregate gross proceeds | $																																					$ 105,317
Shares issued, price per share | $ / shares																	$ 4.98												$ 4.98
Issuance of common stock | $																												$ 250,000
Common stock, shares issued									729,000						412,763													412,763									729,000			729,000
Expected volatility																	86.50%												86.50%										85.20%	90.30%		95.30%	81.00%
Risk-free rate																	4.53%												4.53%										3.88%	4.89%		4.23%	4.16%
Common stock shares forfeiture | $																	$ 1,900,000																									$ 1,900,000
Share price per units | $ / shares							$ 13.05										$ 13.05												$ 13.05													$ 13.05
Discounted																																										45.00%
Change in fair value | $																																											$ 1,899,000
Aggregate gross purchase price | $																		$ 100,000,000
Initial commitment shares							500,000																											500,000					500,000			500,000
Aggregate purchase amount of shares																												150,000
Additional commitment shares																	250,000																						250,000
Weighted average price of common stock																																							98.00%			98.00%
Aggregate price of purchase notice shares																																							50,000,000			50,000,000
Additional commitment value | $																												$ 250,000
Fair value | $							$ 0		$ 0																									$ 0			$ 0		$ 0	$ 0		$ 0	$ 1,000
Stock price | $ / shares							$ 0.18		$ 0.12																									$ 0.18			$ 0.12		$ 0.18	$ 0.12		$ 0.18	$ 4.19
Discount rate																	45.00%
Peak Bio, Inc. [Member] | White Lion Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional commitment shares																																							250,000			250,000
Peak Bio, Inc. [Member] | White Lion Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional commitment shares																																							250,000			250,000
Peak Bio, Inc. [Member] | White Lion Purchase Agreement [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate purchase amount of shares																												1,250,000
Purchase price percentage																												200.00%											40.00%			40.00%
Weighted average price of common stock																																							94.50%			94.50%
Percentage of daily volume-weighted average price of common stock																												85.00%
Peak Bio, Inc. [Member] | White Lion Purchase Agreement [Member] | Minimum [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate purchase amount of shares																																							1,000,000			1,000,000
Peak Bio, Inc. [Member] | White Lion Purchase Agreement [Member] | Minimum [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate purchase amount of shares																																							2,000,000			2,000,000
Peak Bio, Inc. [Member] | White Lion Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase price percentage																												90.00%											150.00%			150.00%
Weighted average price of common stock																																							97.00%			97.00%
Peak Bio, Inc. [Member] | White Lion Purchase Agreement [Member] | Maximum [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate purchase amount of shares																																							5,000,000			5,000,000
Peak Bio, Inc. [Member] | White Lion Purchase Agreement [Member] | Maximum [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate purchase amount of shares																																							10,000,000			10,000,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Term of the warrants																																												5 years
Private Placement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares		$ 0.87
Purchase price per share | $ / shares		$ 0.67
March 2025 Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																								2,238,031
Advance for prefunded warrants | $																							$ 300,000
Notes cancelled, extinguished | $																										$ 1,000,000.0
March 2025 Private Placement [Member] | Paulson Investment Company LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate gross proceeds | $																																						1,000,000.0
Aggregate gross proceeds | $																																						$ 5,600,000
Placement agent fees | $																							$ 400,000
Shares issued	172,344																						172,344
Change in fair value of warrant liability | $																							$ 200,000
PIPE Financing Warrants [Member] | Peak Bio, Inc. [Member] | Bridge Loan Pipe Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares to PIPE Subscribers, shares																	281,325
Placement Agent Warrants [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Estimated fair value of the placement agent warrants | $					$ 400,000	$ 200,000			$ 100,000
Prefunded Warrants [Member] | Private Placement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants		0.20
Series A Warrant [Member] | March 2025 Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																								2,283,031
Shares issued, price per share | $ / shares																								$ 0.87									$ 0.87
Series B Warrant [Member] | March 2025 Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																								2,283,031
Shares issued, price per share | $ / shares																								$ 0.87									$ 0.87
Series A Warrants [Member] | March 2025 Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants	6,057,405																						6,057,405
Shares issued, price per share | $ / shares	$ 0.87																						$ 0.87
Series B Warrants [Member] | March 2025 Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants	4,354,595																						4,354,595
Shares issued, price per share | $ / shares	$ 0.87																						$ 0.87
Public Warrants [Member] | Peak Bio, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																													2,875,000
Exercise price of warrants | $ / shares							$ 11.50																											$ 11.50					$ 11.50			$ 11.50
Share price | $ / shares																	$ 11.50												$ 11.50
Class of warrant or right, outstanding, shares							2,875,000																											2,875,000					2,875,000			2,875,000
Private Placement Warrants [Member] | Peak Bio, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																													2,500,000
Exercise price of warrants | $ / shares							$ 11.50																											$ 11.50					$ 11.50			$ 11.50
Change in fair value of warrant liability | $																																							$ 0	$ 0		$ 0	$ 525,000
Share price | $ / shares																	$ 11.50												$ 11.50
Expected volatility																			6.85%																				96.00%			84.00%	30.00%
Risk-free rate																			4.27%																				3.58%			4.01%	3.99%
Expected term																			5 years																				3 years 1 month 2 days			3 years 10 months 2 days	4 years 10 months 2 days
Class of warrant or right, outstanding, shares							2,500,000																											2,500,000					2,500,000			2,500,000
PIPE Warrants [Member] | Peak Bio, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per units | $ / shares																			$ 0.01
Class of warrant or right issued																			445,545
Additional pipe warrants, shares																			46,500
Class of warrant or right, outstanding, shares								492,045
Warrants and rights outstanding PIPE warrants outstanding | $								$ 4,920
April 2023 Convertible Note Warrants [Member] | Peak Bio, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants | $ / shares							$ 0.60																											$ 0.60					$ 0.60			$ 0.60
Change in fair value of warrant liability | $								$ 65,469
Share price per units | $ / shares													$ 0.60
Class of warrant or right issued													5,752,685
Class of warrant or right, outstanding, shares							3,868,060																											3,868,060					3,868,060			3,868,060
Convertible number of equity instruments | Instrument								4,044,352
April 2023 Convertible Note Warrants [Member] | Peak Bio, Inc. [Member] | Founder and Director Warrants Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility										76.00%	76.20%	72.00%
Risk-free rate										4.64%	4.43%	4.03%
Expected term										4 years 8 months 15 days	4 years 9 months 10 days	4 years 10 months 6 days
Warrant to purchase shares of common stock, shares										583,333	458,333	666,667
Common stock value, purchase price | $										$ 350,000	$ 275,000	$ 400,000
Fair value | $										248,303		244,261
Capital contribution using black scholes option pricing model | $										$ 248,303	$ 269,004	$ 244,261
Stock price | $ / shares										$ 0.66	$ 0.84	$ 0.598
Peak Bio [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Assumed options to purchase																																									3,236,162,000
Change in fair value of warrant liability | $				$ 1,800,000
Peak Bio [Member] | November 2022 Peak Bio Warrants [Member] | American Depositary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares				1,577,566																																					1,577,566
Price per share | $ / shares				$ 39.18																																					$ 39.18
Peak Bio [Member] | April 2023 Peak Bio Warrants [Member] | American Depositary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																																									1,187,013
Price per share | $ / shares																																									$ 2.04
American Depositary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares				12,613,942
American Depositary Shares [Member] | Series A Warrants [Member] | Registered Direct Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																																									755,000
Share price | $ / shares																																									$ 17.00
American Depositary Shares [Member] | Series B Warrants [Member] | Registered Direct Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																																									755,000
Share price | $ / shares																																									$ 17.00
American Depositary Shares [Member] | Peak Bio [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Assumed options to purchase				16,996,592
Issuance of common stock, shares				12,613,942
American Depositary Shares [Member] | Peak Bio [Member] | April 2023 Peak Bio Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares				1,187,013
Price per share | $ / shares				$ 2.04
ADR [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares			1,713,402		4,029,754	1,320,614	947,868		551,816
Price per share | $ / shares						$ 1.48	$ 2.11		$ 3.30
Purchase of warrants					332,380	132,061			42,550																											132,061	42,550			42,550
Advance for prefunded warrants | $			$ 3,200,000		$ 7,600,000
Agent fees | $			204,000
Aggregate gross proceeds | $			$ 2,800,000		$ 7,000,000.0	$ 1,700,000	$ 1,800,000
Exercise price of warrants | $ / shares					$ 1.885	$ 1.85			$ 4.13																											$ 1.85	$ 4.13			$ 4.13
Aggregate gross proceeds | $						$ 2,000,000.0	$ 2,000,000.0
Percentage of the price per ADS for exercise price						125.00%			125.00%
ADR [Member] | Private Placement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares	204,000
Agent fees | $	$ 204,000
ADR [Member] | Registered Direct Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares															1,333,333
Price per share | $ / shares															$ 3.00
Aggregate gross proceeds | $															$ 3,500,000
Total Proceeds from warrant | $															$ 4,000,000.0
ADR [Member] | March 2025 Private Placement [Member] | Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock | $																								$ 1,000,000.0
ADR [Member] | Series D Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants			1,713,402																						1,713,402
Purchase price per share | $ / shares			$ 2.26
Term of the warrants			3 years																						3 years
ADR [Member] | Series C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants					4,029,754
Purchase price per share | $ / shares					$ 1.885
Term of the warrants					3 years
ADR [Member] | Series C Warrants [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants | $ / shares					$ 1.76
ADR [Member] | Series C Warrants [Member] | Private Placement [Member] | Dr Prudo and Dr Patel [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants | $ / shares					$ 1.79
ADR [Member] | Prefunded Warrants [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants									48,387																												48,387			48,387
Purchase price per share | $ / shares									$ 3.10
Advance for prefunded warrants | $									$ 2,000,000.0
Aggregate gross proceeds | $									$ 1,700,000
Exercise price of warrants | $ / shares									$ 0.20																												$ 0.20			$ 0.20
PIPE Shares [Member] | Peak Bio, Inc. [Member] | Bridge Loan Pipe Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares to PIPE Subscribers, shares																	352,500
Ordinary Shares [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares			3,426,804,000
Ordinary Shares [Member] | Private Placement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares representing one ADS		2,000
Ordinary Shares [Member] | Previously Allotment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized																																200,000,000,000
Ordinary Shares [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized																																130,854,276,210
Ordinary Shares [Member] | March 2025 Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares representing one ADS																								2,000									2,000
Ordinary Shares [Member] | Peak Bio [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Assumed options to purchase				25,227,884,000
Ordinary Shares [Member] | American Depositary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares representing one ADS																															2,000							2,000			2,000
Issuance of common stock, shares				12,613,942
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																																5,753,878,000	4,566,062,000		8,059,508,000	2,641,228,000					14,127,540,000	5,666,034,700
Issuance of common stock | $																																$ 575,000	$ 457,000		$ 806,000	$ 264,000					$ 1,413,000	$ 567,000
Common Stock [Member] | Peak Bio, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																																											132,302
Issuance of common stock | $																																											$ 13
Issuance of shares to PIPE Subscribers, shares																																											402,500
Repurchase and retirement of share under Forward Share Purchase Agreement, shares																																											375,939
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares					8,059,508,000	2,641,228,000
Common Stock [Member] | Private Placement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares	408,000,000
Prefunded Warrants [Member] | March 2025 Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares																							2,704,595
Purchase of warrants	1,650,000																						1,650,000
Shares issued, price per share | $ / shares	$ 0.20																						$ 0.20
May 2022 Common Stock Issuance [Member] | Peak Bio, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate gross proceeds | $																														$ 1,152,163
Common stock, shares issued																														132,302
December 2022 Pipe [Member] | Peak Bio, Inc. [Member] | Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Proceeds from warrant | $																																											$ 500,000
Issuance of shares to PIPE Subscribers, shares																																											50,000
Share price per units | $ / shares																																											$ 10.00
Warrant [Member] | Peak Bio, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right, outstanding, shares							9,419,352																											9,419,352					9,419,352			9,419,352
Warrant [Member] | Peak Bio, Inc. [Member] | Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares to PIPE Subscribers, shares																																											46,500